Income tax expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Income Tax [Abstract]
Current income tax	$ (88,768)	$ (97,122)	$ (49,894)
Deferred income tax	41,843	40,763	4,925
Income tax expense (Notes 11)	$ (46,925)	$ (56,359)	$ (44,969)